Summary Prospectus	December 20, 2013

Invesco Floating Rate Fund

Class: A (AFRAX), C (AFRCX), R (AFRRX), Y (AFRYX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated December 20, 2013, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information-Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	C	R	Y

Management Fees	0.62%	0.62%	0.62%	0.62%

Distribution and/or Service (12b-1) Fees	0.25	0.75	0.50	None

Other Expenses	0.20	0.20	0.20	0.20

Interest	0.02	0.02	0.02	0.02

Total Other Expenses	0.22	0.22	0.22	0.22

Acquired Fund Fees and Expenses	0.02	0.02	0.02	0.02

Total Annual Fund Operating Expenses	1.11	1.61	1.36	0.86

Fee Waiver and/or Expense Reimbursement[1]	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10	1.60	1.35	0.85

1	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least December 31, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fee Invesco receives on the uninvested cash from the affiliated money market fund in which the Fund invests.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$359	$593	$845	$1,567

Class C	$263	$507	$875	$1,910

Class R	$137	$430	$744	$1,634

Class Y	$87	$273	$476	$1,060

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$359	$593	$845	$1,567

Class C	$163	$507	$875	$1,910

Class R	$137	$430	$744	$1,634

Class Y	$87	$273	$476	$1,060

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in senior secured floating rate loans made by banks and other lending institutions and in senior secured floating rate debt instruments, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund may use leverage in an effort to maximize its return through borrowing, generally from banks, in an amount of up to 33 1/3% of the Fund’s total assets after such borrowing.

1        Invesco Floating Rate Fund

FLR-SUMPRO-1

Floating rate loans are made to or issued by companies (borrowers), which may include US and non-US companies, and bear interest at a floating rate that resets periodically. The interest rates on floating rate loans are generally based on a percentage above LIBOR (the London Interbank Offered Rate), a designated US bank’s prime or base rate, or the overnight federal funds rate. Prime based and federal funds rate loans reset periodically when the underlying rate resets. LIBOR loans reset on set dates, typically every 30 to 90 days, but not to exceed one year. Secured floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as agent for the lenders in the lending group.

Floating rate loans will generally be purchased from banks or other financial institutions through assignments or participations. A direct interest in a floating rate loan may be acquired directly from the agent or another lender by assignment or an indirect interest may be acquired as a participation in another lender’s portion of a floating rate loan.

The Fund may invest up to 100% of its net assets in floating rate loans and floating rate debt securities that are determined to be below investment grade. Such floating rate debt securities are commonly referred to as junk bonds. Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s Ratings Services (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by Invesco Advisers, Inc. (Invesco or the Adviser) to be of comparable quality at the time of purchase.

The Fund may invest up to 100% of its net assets in floating rate loans and floating rate debt securities of non-U.S. borrowers or issuers. The Fund will only invest in loans or securities that are U.S. dollar denominated or otherwise provide for payment in U.S. dollars.

The Fund may also invest in collateralized loan obligations, which are debt instruments backed solely by a pool of other debt securities.

The Fund can invest up to 20% of its net assets in certain other types of debt obligations or securities, both to increase yield and to manage cash flow. Other types of obligations and securities may include unsecured loans, fixed rate high yield bonds, investment grade corporate bonds, and short-term government and commercial debt obligations. The Fund may invest in defaulted or distressed loans and loans to bankrupt companies. Up to 5% of the Fund’s net assets may also be invested in subordinated loans. Some of the floating rate loans and debt securities in which the Fund may invest will be considered to be illiquid. The Fund may invest no more than 15% of its net assets in illiquid securities.

The Fund can invest in derivative instruments including swap contracts and credit-linked notes.

The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to gain or reduce exposure to an asset class or a particular issuer.

The Fund can use credit linked notes to gain or reduce exposure to an asset class or a particular issuer.

The Fund invests in loans and debt securities as determined by the portfolio managers. The portfolio managers perform their own independent credit analysis on each borrower and on the collateral securing each loan. The portfolio managers consider the nature of the industry in which the borrower operates, the nature of the borrower’s assets and the general quality and creditworthiness of the borrower.

The portfolio managers construct the investment portfolio using a process that focuses on obtaining access to the widest possible range of potential investments available in the market and ongoing credit analysis of issuers. In constructing the portfolio, the portfolio managers analyze each company to determine the company’s earnings potential and other factors indicating the sustainability of earnings growth.

Decisions to purchase or sell loans and securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of loans and securities may be related to a decision to alter the Fund’s macro risk exposure, a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Counterparty Risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a credit linked note created with credit default swaps, the structure will be “funded” such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Defaulted Securities Risk. Defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other asset. In addition to risks relating to their underlying assets, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, margin, leverage, correlation, liquidity, tax, market, interest rate and management risks, as well as the risk of potential increased regulation of derivatives. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Each of these risks is greater for the Fund than mutual funds that do not use derivatives to implement their investment strategy.

Floating Rate Risk. The Fund may invest in senior secured floating rate loans and debt securities that require collateral. There is a risk that the value of the collateral may not be sufficient to cover the amount owed, collateral securing a loan may be found invalid, and collateral may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign

2        Invesco Floating Rate Fund

companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Industry Focus Risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing, changes in government regulation and interest rates, and the overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the asset or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. The majority of the Fund’s assets are likely to be invested in loans and securities that are less liquid than those traded on national exchanges. In the event the Fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit the Fund’s potential gains. Prepayments may require the Fund to replace the loan or debt security with a lower yielding security, adversely affecting the Fund’s yield.

Performance Information
Prior to April 13, 2006, the Fund operated as a closed-end fund (Closed-End Fund). The Closed-End Fund commenced operations on May 1, 1997, and had the same investment objectives and substantially similar investment policies as the Fund. On April 13, 2006, the Closed-End Fund was reorganized as an open-end fund through a transfer of all of its assets and liabilities to the Fund. The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year-to-date (ended September 30, 2013): 3.94%
Best Quarter (ended June 30, 2009): 19.30%
Worst Quarter (ended December 31, 2008): -27.19%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Class A shares[1]: Inception (5/1/1997)
Return Before Taxes	7.40%	3.29%	4.27%
Return After Taxes on Distributions	5.56	1.35	2.39
Return After Taxes on Distributions and Sale of Fund Shares	4.77	1.61	2.51

Class C shares[2]: Inception (3/31/2000)	8.46	3.25	4.07

Class R shares[3]: Inception (4/13/2006)	9.70	3.57	4.37

Class Y shares[4]: Inception (10/3/2008)	10.40	4.00	4.63

Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	4.21	5.95	5.18

Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	9.43	4.81	5.53

Lipper Loan Participation Funds Classification Average	9.09	3.89	4.24

1	On April 13, 2006, the Fund reorganized from a closed-end fund to an open-end fund. Performance shown prior to that date is that of the Closed-End Fund’s Class B shares and includes the management and 12b-1 fees applicable to Class B shares. The Closed-End Fund’s Class B share performance reflects any applicable fee waivers or expense reimbursements.
2	On April 13, 2006, the Fund reorganized from a closed-end fund to an open-end fund. Performance shown prior to that date is that of the Closed-End Fund’s Class C shares and includes the management and 12b-1 fees applicable to Class C shares. The Closed-End Fund’s Class C share performance reflects any applicable fee waivers or expense reimbursements.
3	Class R shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers or expense reimbursements.
4	Class Y shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Senior Secured Management, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Thomas Ewald	Portfolio Manager (lead)	2006

Scott Baskind	Portfolio Manager	2013

Philip Yarrow	Portfolio Manager	2013

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.

3        Invesco Floating Rate Fund

There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C and Y shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

invesco.com/us  FLR-SUMPRO-1

Summary Prospectus	December 20, 2013

Invesco Floating Rate Fund

Class: R5 (AFRIX), R6 (AFRFX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 659-1005 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated December 20, 2013, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	R5	R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	R5	R6

Management Fees	0.62%	0.62%

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses	0.18	0.11

Interest	0.02	0.02

Total Other Expenses	0.20	0.13

Acquired Fund Fees and Expenses	0.02	0.02

Total Annual Fund Operating Expenses[1]	0.84	0.77

Fee Waiver and/or Expense Reimbursement[2]	0.01	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.83	0.76

1	“Total Annual Fund Operating Expenses” for Class R6 are based on estimated amounts for the current fiscal year.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least December 31, 2014, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fee Invesco receives on the uninvested cash from the affiliated money market fund in which the Fund invests.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class R5	$85	$267	$465	$1,036

Class R6	$78	$245	$427	$953

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in senior secured floating rate loans made by banks and other lending institutions and in senior secured floating rate debt instruments, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund may use leverage in an effort to maximize its return through borrowing, generally from banks, in an amount of up to 33 1/3% of the Fund’s total assets after such borrowing.

Floating rate loans are made to or issued by companies (borrowers), which may include US and non-US companies, and bear interest at a floating rate that resets periodically. The interest rates on floating rate loans are generally based on a percentage above LIBOR (the London Interbank Offered Rate), a designated US bank’s prime or base rate, or the overnight federal funds rate. Prime based and federal funds rate loans reset periodically when the underlying rate resets. LIBOR loans reset on set dates, typically every 30 to 90 days, but not to exceed one year. Secured floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as agent for the lenders in the lending group.

Floating rate loans will generally be purchased from banks or other financial institutions through assignments or participations. A direct interest in a floating rate loan may be acquired directly from the agent or another lender by assignment or an indirect interest may be acquired as a participation in another lender’s portion of a floating rate loan.

1        Invesco Floating Rate Fund

FLR-SUMPRO-2

The Fund may invest up to 100% of its net assets in floating rate loans and floating rate debt securities that are determined to be below investment grade. Such floating rate debt securities are commonly referred to as junk bonds. Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s Ratings Services (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by Invesco Advisers, Inc. (Invesco or the Adviser) to be of comparable quality at the time of purchase.

The Fund may invest up to 100% of its net assets in floating rate loans and floating rate debt securities of non-U.S. borrowers or issuers. The Fund will only invest in loans or securities that are U.S. dollar denominated or otherwise provide for payment in U.S. dollars.

The Fund may also invest in collateralized loan obligations, which are debt instruments backed solely by a pool of other debt securities.

The Fund can invest up to 20% of its net assets in certain other types of debt obligations or securities, both to increase yield and to manage cash flow. Other types of obligations and securities may include unsecured loans, fixed rate high yield bonds, investment grade corporate bonds, and short-term government and commercial debt obligations. The Fund may invest in defaulted or distressed loans and loans to bankrupt companies. Up to 5% of the Fund’s net assets may also be invested in subordinated loans. Some of the floating rate loans and debt securities in which the Fund may invest will be considered to be illiquid. The Fund may invest no more than 15% of its net assets in illiquid securities.

The Fund can invest in derivative instruments including swap contracts and credit-linked notes.

The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to gain or reduce exposure to an asset class or a particular issuer.

The Fund can use credit linked notes to gain or reduce exposure to an asset class or a particular issuer.

The Fund invests in loans and debt securities as determined by the portfolio managers. The portfolio managers perform their own independent credit analysis on each borrower and on the collateral securing each loan. The portfolio managers consider the nature of the industry in which the borrower operates, the nature of the borrower’s assets and the general quality and creditworthiness of the borrower.

The portfolio managers construct the investment portfolio using a process that focuses on obtaining access to the widest possible range of potential investments available in the market and ongoing credit analysis of issuers. In constructing the portfolio, the portfolio managers analyze each company to determine the company’s earnings potential and other factors indicating the sustainability of earnings growth.

Decisions to purchase or sell loans and securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of loans and securities may be related to a decision to alter the Fund’s macro risk exposure, a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Counterparty Risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a credit linked note created with credit default swaps, the structure will be “funded” such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Defaulted Securities Risk. Defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other asset. In addition to risks relating to their underlying assets, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, margin, leverage, correlation, liquidity, tax, market, interest rate and management risks, as well as the risk of potential increased regulation of derivatives. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Each of these risks is greater for the Fund than mutual funds that do not use derivatives to implement their investment strategy.

Floating Rate Risk. The Fund may invest in senior secured floating rate loans and debt securities that require collateral. There is a risk that the value of the collateral may not be sufficient to cover the amount owed, collateral securing a loan may be found invalid, and collateral may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Industry Focus Risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing, changes in government regulation and interest rates, and the overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in

2        Invesco Floating Rate Fund

interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the asset or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. The majority of the Fund’s assets are likely to be invested in loans and securities that are less liquid than those traded on national exchanges. In the event the Fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit the Fund’s potential gains. Prepayments may require the Fund to replace the loan or debt security with a lower yielding security, adversely affecting the Fund’s yield.

Performance Information
Prior to April 13, 2006, the Fund operated as a closed-end fund (Closed-End Fund). The Closed-End Fund commenced operations on May 1, 1997, and had the same investment objectives and substantially similar investment policies as the Fund. On April 13, 2006, the Closed-End Fund was reorganized as an open-end fund through a transfer of all of its assets and liabilities to the Fund. The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Class R5 shares year-to-date (ended September 30, 2013): 4.27%
Best Quarter (ended June 30, 2009): 19.55%
Worst Quarter (ended December 31, 2008): -27.12%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Class R5 shares[1]: Inception (4/13/2006)
Return Before Taxes	10.47%	4.17%	4.77%
Return After Taxes on Distributions	8.45	2.08	2.80
Return After Taxes on Distributions and Sale of Fund Shares	6.75	2.27	2.89

Class R6 shares[1]: Inception (9/24/2012)	10.22	3.84	4.54

Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	4.21	5.95	5.18

Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	9.43	4.81	5.53

Lipper Loan Participation Funds Classification Average	9.09	3.89	4.24

1	Class R5 and Class R6 shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Class A shares is May 1, 1997.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Senior Secured Management, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Thomas Ewald	Portfolio Manager (lead)	2006

Scott Baskind	Portfolio Manager	2013

Philip Yarrow	Portfolio Manager	2013

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.

The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by

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influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

invesco.com/us  FLR-SUMPRO-2